SUPPLEMENTARY CASH FLOW INFORMATION	3 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTARY CASH FLOW INFORMATION

13.   SUPPLEMENTARY CASH FLOW INFORMATION

Cash paid for interest was $9.8 million and $9.5 million for the thirteen weeks ended April 4, 2021 (Successor), and the thirteen weeks ended March 29, 2020 (Predecessor), respectively. Refunds related to income related taxes were $0.2 million and $0.2 million for the thirteen weeks ended April 4, 2021 (Successor), and the thirteen weeks ended March 29, 2020 (Predecessor), respectively. Payments made for income-related taxes were $0.0 million and $0.0 million for the thirteen weeks ended April 4, 2021 (Successor), and the thirteen weeks ended March 29, 2020 (Predecessor), respectively. Dividends paid during the thirteen weeks ended April 4, 2021 (Successor) were $4.3 million and were included within the "accrued expense and other" of the Consolidated Balance Sheet as of January 3, 2021. There were no accrued dividend as of April 4, 2021.

14.    SUPPLEMENTARY CASH FLOW INFORMATION

Cash paid for interest was $9.2 million and $28.8 million for the Successor period from August 29, 2020 to January 3, 2021 and for the Predecessor period from December 30, 2019 to August 28, 2020, respectively, and was $45.7 million and $40.9 million for the years ended December 29, 2019 and December 30, 2018, respectively. Refunds related to income related taxes were $0.1 million and $0.2 million for the Successor period from August 29, 2020 to January 3, 2021 and for the Predecessor period from December 30, 2019 to August 28, 2020, respectively, and was $0.1 million and $0.0 million for the years ended December 29, 2019 and December 30, 2018, respectively. Payments made for income-related taxes were $0.5 million and $0.5 million for the Successor period from August 29, 2020 to January 3, 2021 and for the Predecessor period from December 30, 2019 to August 28, 2020, respectively, and was $1.7 million and $0.7 million for the years ended December 29, 2019 and December 30, 2018, respectively. The following non cash considerations were part of the Business Combination Agreement with CCH: Continuing Members’ retained restricted units totaling $54.1 million, TRA totaling $28.7 million, and LTIP RSU awards totaling $11.2 million. Dividends declared but not paid were $4.3 million as of January 3, 2021 and are included within the "accrued expense and other" of the Consolidated Balance Sheet. There were no accrued dividends as of December 29, 2019.